UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:_____
   This Amendment (Check only one.): [ ]  is a restatement
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Cincinnati Financial Corporation
Address:          6200 South Gilmore Road
                  Fairfield, Ohio 45014

13F File Number:           028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

     /s/ Martin F. Hollenbeck       Fairfield, Ohio         May 7, 2010
     ------------------------       ---------------         -----------


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

No.      File No.    Name
01       28-10753    The Cincinnati Insurance Company
02       28-10754    The Cincinnati Life Insurance Company
03       28-10755    The Cincinnati Casualty Company
04       28-10756    The Cincinnati Indemnity Company
05       28-12741    The Cincinnati Specialty Underwriters Insurance Company

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                     0
                                                -------

Form 13F Information Table Entry Total:              59
                                                -------

Form 13F Information Table Value Total          716,642
                                                -------
                                              (thousands)

List of Other Included Managers:      None

                                 Column 2        Column 3    Column 4           Column 5     Column 6  Column 7     Column 8
          Issuer             Title of Class       Cusip      FMV (000)     Shares      SH   Investment Oth Mgrs  Sole    Shared None
                                                                          /Principal  /PRN    Dis
3M CO                            COMMON           88579Y101    12,536      150,000     SH     SOLE                 150,000   -   -
ABBOTT LABORATORIES              COMMON           002824100    11,474      217,800     SH     SOLE                 217,800   -   -
AGL RESOURCES INC                COMMON           001204106    24,581      635,997     SH     SOLE                 635,997   -   -
AMERIGAS PARTNERS-LP             COMMON           030975106       168        4,200     SH     SOLE                   4,200   -   -
AT&T INC                         COMMON           00206R102    14,005      542,000     SH     SOLE                 542,000   -   -
BAXTER INTERNATIONAL INC         COMMON           071813109    13,677      235,000     SH     SOLE                 235,000   -   -
BEST BUY CO INC                  COMMON           086516101    19,670      462,400     SH     SOLE                 462,400   -   -
BOARDWALK PIPELINE PARTNERS      COMMON           096627104       211        7,100     SH     SOLE                   7,100   -   -
BUCKEYE PARTNERS LP              COMMON           118230101       384        6,400     SH     SOLE                   6,400   -   -
CHEVRON CORP                     COMMON           166764100    25,176      332,000     SH     SOLE                 332,000   -   -
CLOROX COMPANY                   COMMON           189054109    19,279      300,573     SH     SOLE                 300,573   -   -
COLGATE-PALMOLIVE CO             COMMON           194162103    24,981      293,000     SH     SOLE                 293,000   -   -
CONOCOPHILLIPS                   COMMON           20825C104     5,117      100,000     SH     SOLE                 100,000   -   -
COPANO ENERGY LLC-UNITS          COMMON           217202100       160        6,600     SH     SOLE                   6,600   -   -
DOVER CORP                       COMMON           260003108    36,502      780,800     SH     SOLE                 780,800   -   -
DUKE ENERGY CORP                 COMMON           26441C105    20,498    1,256,000     SH     SOLE               1,256,000   -   -
EMERSON ELECTRIC CO              COMMON           291011104    13,685      271,845     SH     SOLE                 271,845   -   -
ENBRIDGE ENERGY PARTNERS LP      COMMON           29250R106       480        9,500     SH     SOLE                   9,500   -   -
ENERGY TRANSFER EQUITY LP        COMMON           29273V100       503       14,900     SH     SOLE                  14,900   -   -
ENERGY TRANSFER PARTNERS LP      COMMON           29273R109       684       14,600     SH     SOLE                  14,600   -   -
ENTERPRISE GP HOLDINGS           COMMON           293716106       172        4,000     SH     SOLE                   4,000   -   -
ENTERPRISE PRODUCTS PARTNERS     COMMON           293792107     1,850       53,500     SH     SOLE                  53,500   -   -
GENUINE PARTS CO                 COMMON           372460105    34,764      823,000     SH     SOLE                 823,000   -   -
HONEYWELL INTERNATIONAL INC      COMMON           438516106    42,893      947,500     SH     SOLE                 947,500   -   -
INERGY LP                        COMMON           456615103       268        7,100     SH     SOLE                   7,100   -   -
INTL BUSINESS MACHINES CORP      COMMON           459200101    21,803      170,000     SH     SOLE                 170,000   -   -
JOHNSON & JOHNSON                COMMON           478160104    27,710      425,000     SH     SOLE                 425,000   -   -
KINDER MORGAN ENERGY PRTNRS      COMMON           494550106     1,583       24,200     SH     SOLE                  24,200   -   -
LINEAR TECHNOLOGY CORP           COMMON           535678106    22,436      794,200     SH     SOLE                 794,200   -   -
LINN ENERGY LLC-UNITS            COMMON           536020100       424       16,500     SH     SOLE                  16,500   -   -
MAGELLAN MIDSTREAM PARTNERS      COMMON           559080106       661       13,900     SH     SOLE                  13,900   -   -
MARKWEST ENERGY PARTNERS LP      COMMON           570759100       233        7,600     SH     SOLE                   7,600   -   -
MCDONALD'S CORP                  COMMON           580135101    29,866      447,638     SH     SOLE                 447,638   -   -
MEDTRONIC INC                    COMMON           585055106    31,059      689,750     SH     SOLE                 689,750   -   -
MEDTRONIC INC                    CONVERTIBLE DEB  585055AM8     2,485    2,350,000    PRN     SOLE                       -   -   -
MEDTRONIC INC                    CONVERTIBLE DEB  585055AK2     2,009    1,900,000    PRN     SOLE                       -   -   -
MERIDIAN BIOSCIENCE INC          COMMON           589584101    15,889      780,000     SH     SOLE                 780,000   -   -
MICROCHIP TECHNOLOGY INC         COMMON           595017104    17,178      610,000     SH     SOLE                 610,000   -   -
MICROSOFT CORP                   COMMON           594918104    25,919      885,000     SH     SOLE                 885,000   -   -
NUSTAR ENERGY LP                 COMMON           67058H102       381        6,300     SH     SOLE                   6,300   -   -
ONEOK PARTNERS LP                COMMON           68268N103       423        6,900     SH     SOLE                   6,900   -   -
PAYCHEX INC                      COMMON           704326107    24,576      800,000     SH     SOLE                 800,000   -   -
PEPSICO INC                      COMMON           713448108    50,249      759,500     SH     SOLE                 759,500   -   -
PFIZER INC                       COMMON           717081103     6,757      394,000     SH     SOLE                 394,000   -   -
PIEDMONT NATURAL GAS CO          COMMON           720186105    10,052      364,480     SH     SOLE                 364,480   -   -
PLAINS ALL AMER PIPELINE LP      COMMON           726503105       808       14,200     SH     SOLE                  14,200   -   -
PRAXAIR INC                      COMMON           74005P104     8,300      100,000     SH     SOLE                 100,000   -   -
PROCTER & GAMBLE CO/THE          COMMON           742718109     3,157       49,900     SH     SOLE                  49,900   -   -
REGENCY ENERGY PARTNERS LP       COMMON           75885Y107       182        8,300     SH     SOLE                   8,300   -   -
RICHARDSON ELECTRONICS           CONVERTIBLE DEB  763165AD9     1,644    1,644,000    PRN     SOLE                       -   -   -
RPM INTERNATIONAL INC            COMMON           749685103    17,600      824,725     SH     SOLE                 824,725   -   -
SPECTRA ENERGY CORP              COMMON           847560109     1,757       78,000     SH     SOLE                  78,000   -   -
STAPLES INC                      COMMON           855030102    18,335      783,293     SH     SOLE                 783,293   -   -
SUBURBAN PROPANE PARTNERS LP     COMMON           864482104       209        4,400     SH     SOLE                   4,400   -   -
SUNOCO LOGISTICS PARTNERS LP     COMMON           86764L108       164        2,400     SH     SOLE                   2,400   -   -
SYSCO CORP                       COMMON           871829107    27,542      933,613     SH     SOLE                 933,613   -   -
TC PIPELINES LP                  COMMON           87233Q108       141        3,700     SH     SOLE                   3,700   -   -
VERIZON COMMUNICATIONS INC       COMMON           92343V104    21,177      682,700     SH     SOLE                 682,700   -   -
WILLIAMS PARTNERS LP             COMMON           96950F104       213        5,300     SH     SOLE                   5,300   -   -
                                                              716,642